Financial Instruments - Disclosure of Fair Value Measurement of Financial Assets based on Hierarchy (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Financial assets	R$ 2,243,701	R$ 2,183,356
Level 1 of fair value hierarchy [member] | Vinci Monalisa FIM Crédito Privado IE [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	178,238	118,089
Level 2 of fair value hierarchy [member] | Vinci Monalisa FIM Crédito Privado IE [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	209,998	537,653
Level 3 of fair value hierarchy [member] | Vinci Monalisa FIM Crédito Privado IE [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	507,196	369,720
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,839,815	1,792,352
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,706	4,211
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,708,042	1,655,688
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	130,067	132,453
Listed Equity Securities [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,706	4,211
Listed Equity Securities [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,706	4,211
Other Financial Assets [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	138	106
Other Financial Assets [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	138	106
Certificate of deposit [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	153,729	120,492
Certificate of deposit [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	153,729	120,492
Mutual funds [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,543,956	1,529,443
Mutual funds [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,543,956	1,529,443
Derivative Financial Assets [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	10,219	5,647
Derivative Financial Assets [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	10,219	5,647
Private equity fund [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	29,294	30,189
Private equity fund [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
Private equity fund [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	29,294	30,189
Real Estate Investments [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	100,773	102,264
Real Estate Investments [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
Real Estate Investments [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	R$ 100,773	R$ 102,264